Putnam Sustainable Retirement 2030 Fund†
	†Prior to February 10, 2023 the fund was named Putnam RetirementReady 2030 Fund.
	The fund's portfolio
	04/30/23 (Unaudited)
		Shares	Value
	Equity Investment Companies (38.0%)*
	Putnam Sustainable Leaders ETF(AFF)	2,178,748	$50,280,057
	Putnam Sustainable Future ETF(AFF)	1,151,196	20,453,299
	Putnam PanAgora ESG International Equity ETF(AFF)	839,138	17,544,026

	Total Equity Investment Companies (cost $87,219,092)		$88,277,382
	Fixed Income Investment Companies (61.6%)*
	Putnam ESG Core Bond ETF(AFF)	2,050,571	$101,944,138
	Putnam ESG High Yield ETF(AFF)	287,361	14,392,476
	Putnam ESG Ultra Short ETF(AFF)	531,092	26,660,818

	Total Fixed Income Investment Companies (cost $141,816,479)		$142,997,432
	Short-Term Investments (0.3%)*
	Putnam Government Money Market Fund Class P 4.40%(AFF)	808,802	$808,802

	Total Short-term Investments (cost $808,802)		$808,802

	Total Investments (cost $229,844,373)		$232,083,616
*	Percentages indicated are based on net assets of $232,274,825.

Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(AFF)	Affiliated company.
	Security valuation: Effective February 10, 2023, the price of the fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Prior to February 10, 2023, the price of the fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
			Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Equity Investment Companies	$88,277,382	$—	$—
	Fixed Income Investment Companies	142,997,432	—	—
	Short-Term Investments	808,802	—	—

	Totals by level	$232,083,616	$—	$—

Affiliated transactions
For investments in Putnam Government Money Market Fund Class P, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Affiliates	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/23	Fair value as of 4/30/23
Putnam Sustainable Leaders ETF	$—	$53,070,856	$3,484,472	$—	$—	$(69,919)	$763,592	2,178,748	$50,280,057
Putnam Sustainable Future ETF	—	22,082,509	1,238,921	—	—	(20,191)	(370,098)	1,151,196	20,453,299
Putnam PanAgora ESG International Equity ETF	—	17,973,100	1,093,464	—	—	(406)	664,796	839,138	17,544,026
Putnam ESG Core Bond ETF	—	104,477,849	3,576,661	615,660	—	(11,242)	1,054,192	2,050,571	101,944,138
Putnam ESG High Yield ETF	—	14,814,996	514,414	152,333	—	(3,795)	95,689	287,361	14,392,476
Putnam ESG Ultra Short ETF	—	32,295,348	5,667,524	178,120	—	1,922	31,072	531,092	26,660,818
Putnam Government Money Market Fund Class P*	—	9,524,705	8,715,903	3,428	—	—	—	808,802	808,802
Putnam Fixed Income Absolute Return Fund Class P§	34,569,723	9,155,374	42,343,307	1,484,931	—	(3,892,733)	2,510,943	—	—
Putnam Multi-Asset Absolute Return Fund Class P∆	59,537,807	21,194,500	72,905,906	9,170,364	—	(7,796,801)	(29,600)	—	—
Putnam Dynamic Asset Allocation Balanced Fund Class P	105,659,880	22,759,677	123,015,466	913,896	4,461,918	(13,336,710)	7,932,619	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class P	26,906,708	10,945,545	36,159,097	287,685	1,216,053	(4,043,677)	2,350,521	—	—
Putnam Government Money Market Fund Class G	11,997,678	15,049,072	27,046,750	214,818	—	—	—	—	—
Totals	$238,671,796	$333,343,531	$325,761,885	$13,021,235	$5,677,971	$(29,173,552)	$15,003,726		$232,083,616
* Management fees incurred through investment in Putnam Government Money Market Fund Class P have been waived by the fund.
§Effective 2/28/23, the fund was renamed Putnam Core Bond Fund.
∆Effective 2/17/23, the fund merged into Putnam Multi-Asset Income Fund.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com